Semiannual Report

January 31, 1998

INVESCO Multiple Asset Funds

Balanced Fund
Multi-Asset Allocation Fund

No-load mutual funds
seeking capital appreciation
and current income.

INVESCO FUNDS

Market Overview                                                   February 1998
    After seven years of economic expansion, will 1998 be the year in which the U.S. economy slows down? That's the question currently being pondered by investment professionals. In 1997, near-perfect conditions contributed to above-average economic growth as measured by the Gross Domestic Product. This environment was appropriately named the "Goldilocks Economy," as low inflation, declining interest rates, and increased worker productivity produced double-digit  gains  in  operating  earnings  for the  fifth  straight  year for companies in the S&P 500 -- an unprecedented record. Also, consumer confidence in 1997 reached the highest level in 28 years, as jobs were plentiful and real wages improved for many Americans.(1)
    Against this backdrop, equity markets produced euphoric returns for investors -- major equity market indexes (both the S&P 500 and Dow Jones Industrial Average) returned more than 20% for the third straight year, the first time in history. However, most of the gains in 1997 were accumulated in the first eight months of the year; doubts about the sustainability of corporate profits increased market volatility over the latter half of 1997. In fact, the Dow Jones Industrial Average experienced swings greater than 100 points on 52 occasions in 1997 (27 up days and 25 down). Fears of slowing economies in the Asian/Pacific Rim region, and their affect on the U.S. economy, produced the first market correction in more than seven years -- a decline in value of more than 10% from the indexes' highs.(1)
    Fixed-income markets also produced above-average results in 1997; however, these returns exhibited a different performance pattern. In the spring of 1997, fears of inflation and an overheating economy encouraged the Federal Reserve Board to increase short-term interest rates by 25 basis points. This action intensified speculation that the economy was expanding too fast, and higher interest rates were needed to cool it off. However, as inflation remained subdued, fears diminished. Investors then focused on the potential deflationary pressure exerted by the Asian currency crisis -- producing strong returns for fixed-income investors over the last six months. In fact, the implied rate on the 30-year U.S. government bond started off 1997 at 6.64%, moved to a high of 7.17% in April, and experienced a steady decline throughout the second half of the year, ending at 5.97%. (Yields tend to decline as prices rise.)
    The investment landscape in the U.S. has changed somewhat in 1998, yet, in many respects, the economy is still poised for growth with benign inflation. Unemployment remains at historically low levels and real wages are starting to increase. Intense price competition is keeping consumer prices in check; in many cases, prices are declining due to the flood of cheap goods from Asian countries. But for many companies, the easy gains in earnings produced over the last few years may be difficult to duplicate. Thus, this may be a year with increased volatility in the equity markets -- leading to a more selective stock market. For the fixed-income market, the fundamentals driving the rally in bond prices remain intact, with additional help from the Asian crisis.

INVESCO Multiple Asset Funds, Inc.
    The line graphs on the following pages illustrate the value of a $10,000 investment in each of the INVESCO Multiple Asset Funds, plus reinvested dividends and capital gain distributions, from inception through 1/31/98. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(1),(2)

Balanced Fund
    While past performance is not a guarantee of future results, $10,000 invested in Balanced Fund upon inception (12/93) would have been worth $20,858 on 1/31/98, including reinvestment of dividends and capital gains. (Of course, past performance is not a guarantee of future results.)(2)
    The fund received the prestigious 4-star risk-adjusted rating from Morningstar, both overall and for the three-year period ended 1/31/98, among 2,364 equity funds.(3)
    For the six-month period ended 1/31/98, INVESCO Balanced Fund had a total return of 3.99%, compared to a total return of 3.58% for the S&P 500, and 5.12% for the Lehman Government/Corporate Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

Strategic Summary
    Over the last six months, the Asian financial crisis has changed the investment landscape, making equity investing a more difficult process. With this change, we have reduced the fund's exposure to companies that derive a significant portion of their revenues from Asian economies. Thus, holdings in the basic materials and capital goods sectors have been reduced since much of these firms' future growth was dependent on strong Asian economies. We continue to believe that there is no "quick fix" for Asian financial problems, and day-to-day market volatility may remain extreme -- leading us to be fairly conservative with the fund's investments.

                               Balanced Fund
                       Average Annual Total Return
                              as of 1/31/98 (2)

                     ---------------------------------
                     1 Year                     18.21%
                     ---------------------------------
                     Since inception (12/93)    19.30%
                     ---------------------------------

    During the last six months, fund holdings in utilities, consumer staples, and retailers were increased. Investments in the utility sector may provide price stability and a high-dividend yield. This should help mitigate market volatility. Consumer staples and retailers, on the other hand, are likely to benefit from continuing strength in the domestic economy. Consumer staples firms like Colgate-Palmolive Co may also increase their market share in Asian economies in the long run due to the regional financial crisis -- increasing potential returns.
    The Asian financial crisis has also provided earnings growth opportunities for selected companies which import from Asia, but sell domestically. These firms may benefit from cheaper import prices and improved profit margins. One of our favorite companies fitting this criteria is Tandy Corp., a retailer (Radio Shack) which specializes in consumer electronics. Also, their recent agreement to sell Sprint products in their Radio Shack stores should enhance the firm's profitability for years to come.

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund to the value of a $10,000 investment in the S&P 500 and Lehman Government/Corporate Bond Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 1/31/98.

    In the fixed-income portion of the portfolio, the fund's strong relative performance can be attributed to the further development of the "stranded cost" theme of electric utilities and the use of putable bonds. The electric utilities industry is in a state of dynamic transition as it moves towards deregulation and increased competition, ultimately benefiting the low-cost provider of electricity. But deregulation has also created a problem, because many electric utilities built power plants on the premise of restricted competition and regulated prices set forth by the government. State legislatures are now addressing this issue, allowing many utilities to securitize their stranded costs. This may permit selected utilities to generate substantial cash flows, which could in turn reduce their debt levels and possibly improve their credit ratings. One of our favorite "stranded cost" investments that has produced strong returns for the fund is Pacific Gas & Electric, based in San Francisco.
    The use of putable bonds has also enhanced the performance of the fund. Putable bonds allow investors to redeem the issue at specified intervals before maturity and receive full face value. These obligations continue to appear undervalued compared to the broad market, and offer strong performance with reduced volatility. Both of these obligations will remain dominant themes in the fixed-income portion of the portfolio for the near future.


Looking Forward
    With the present uncertainty in equity markets, investors need to remember that this fund is a true balanced fund -- not a "closet equity" fund. The fund is designed to perform well over the entire market cycle, perhaps lagging the broad market in extended bull rallies, but potentially outperforming in market declines.

We believe that the problems in Asia will continue to exert pressure on domestic equity markets, and market volatility will remain high. Stock dividends and fixed-income securities may play a crucial role in determining portfolio performance in the near future.

Fund Management
    Senior Vice President and Director of Investments Charles Mayer is responsible for the equity side of the portfolio. An industry veteran with 28 years of professional experience, he earned an MBA from St. John's University and a BA from St. Peter's College. Previously, Charlie was with Westinghouse Pension.
    Since 1994, Senior Vice President and Director of Fixed-Income Investments Donovan "Jerry" Paul has served as co-portfolio manager of the fund, concentrating on fixed-income securities. Jerry began his investment career in 1976; before joining INVESCO, he worked for Stein, Roe & Farnham Inc., as well as Quixote Investment Management. He earned an MBA from the University of Northern Iowa, and a BBA from the University of Iowa. He is a Chartered Financial Analyst and Certified Public Accountant.

Multi-Asset Allocation Fund
    A $10,000 investment in Multi-Asset Allocation Fund on the fund's inception date (12/93) would have been worth $16,956 on 1/31/98, including reinvestment of dividends and capital gains. (Of course, past performance is not a guarantee of future results.)(2)
    The fund received the prestigious 4-star risk-adjusted rating from Morningstar, both overall and for the three-year period ended 1/31/98, among 2,364 equity funds.(3)
    For the six-month period ended 1/31/98, INVESCO Multi-Asset Allocation Fund had a total return of 3.72%, compared to a total return of 3.58% for the S&P 500 and 5.12% for the Lehman Government/Corporate Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

Strategic Summary
    Equity markets around the world experienced extreme volatility over the last six months, as the Asian financial crisis raised doubts about corporate earnings and worldwide economic growth. This volatility highlighted the benefits associated with the fund's investment approach and active management philosophy, because combining multiple assets in a single portfolio helped mitigate the difficult investment environment. The fund allocates investments to the following asset classes: large-capitalization stocks, small-cap stocks, real estate securities, fixed-income securities, foreign securities, and cash -- gradually modifying the mix based on our assessment of their relative valuations.

                          Multi-Asset Allocation Fund
                          Average Annual Total Return
                               as of 1/31/98 (2)

                         -------------------------------
                         1 Year                   16.61%
                         -------------------------------
                         Since inception (12/93)  13.51%
                         -------------------------------

    During the last six months, the Asian financial crisis spurred a "flight to quality" in the bond market, so Treasury obligations experienced strong performance and enhanced the fund's returns. Real estate securities also benefited from lower interest rates and strength in the domestic economy. However, what was good for the bond market proved detrimental for U.S. equities, and both large- and small-cap stocks suffered -- albeit large-cap stocks have recovered much faster than small-caps. Although the broad equity markets experienced a correction in the fall of 1997, superior stock selection continues to improve the relative performance of both small- and large-cap stocks within the fund.

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO Multi-Asset Allocation Fund to the value of a $10,000 investment in the S&P 500 and Lehman Government/Corporate Bond Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 1/31/98.

    We reduced the fund's exposure to large-cap stocks and fixed-income securities over the last six months. After three years of more than 30% annual returns for the S&P 500, it appears that many large-cap stocks may be fully valued -- in many cases overvalued. We have also decreased the fund's allocation to fixed-income securities as our models indicate that equities offer superior return opportunities, compared to fixed-income obligations.
    The Asian financial crisis also affected foreign securities, causing a sharp contraction in most of the world's emerging markets. The fund's international investment team did an excellent job avoiding many of the pitfalls produced by the Asian financial crisis, as we underweighted the Far East and favored European securities.
    Over the last six months, we increased the fund's presence in real estate, small-cap stocks, and international stocks. Small-cap stocks appear more reasonably valued than their large-cap brethren, and we may witness a rotation into small-cap stocks in 1998. The technical underpinnings for real estate remain strong, as the projected earnings growth rates for Real Estate Investment Trusts this year may exceed the earnings growth rate for the S&P 500. For international stocks, we continue to feel that Europe offers excellent investment opportunities, as European companies should benefit from decreasing interest rates, benign inflation, and accelerating earnings.

Looking Forward
    We will continue to monitor the investment climate, making slight adjustments to the portfolio's asset mix. Presently, our valuation models favor small-cap stocks, real estate, and international securities. The easy gains in earnings produced by large-cap stocks in the U.S. over the last couple of years may be more difficult to reproduce in 1998, and day-to-day volatility in the equity markets is likely to remain high. This may favor a multiple asset allocation approach to investing, as diversification may help limit volatility.

Fund Management
    INVESCO Multi-Asset Allocation Fund is managed by a team, which is led by Bob Slotpole. He earned an MBA from Stanford University, as well as a BS from the State University of New York-Buffalo. Now a senior vice president and director of equities for INVESCO Management & Research, Inc., Bob began his investment career in 1975. Previously, he was associated with First Boston and Lehman Brothers.

(1) The S&P 500 and Lehman Government/Corporate Bond indexes are unmanaged indexes of securities considered to be representative of the broad domestic equity and domestic fixed-income markets, respectively. The Dow Jones Industrial Average represents large-capitalization U.S. stocks.

(2) Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3) Morningstar's proprietary rankings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated for the fund's three-, five-, and 10-year average annual returns (based on available track records) in excess of 90-day Treasury bill returns. The top 10% of funds in an investment group receive 5 stars, the next 22.5%, 4 stars. As of 1/31/98, Both Balanced Fund and Multi-Asset Allocation Fund received 4 stars among 2,364 funds in the domestic equity fund category for the three-year and overall period, respectively.

INVESCO Multiple Asset Funds, Inc.
Ten Largest Common Stock Holdings
January 31, 1998

Description                                                              Value
--------------------------------------------------------------------------------
BALANCED Fund
Tandy Corp                                                           $4,022,250
SmithKline Beecham PLC ADR
   Representing 5 Ord Shrs                                            3,027,000
America Online                                                        2,870,625
Merck & Co                                                            2,814,000
GTE Corp                                                              2,728,125
MBNA Corp                                                             2,711,756
General Electric                                                      2,673,750
Anheuser-Busch Cos                                                    2,664,794
Bristol-Myers Squibb                                                  2,591,875
Novartis AG Registered Shrs                                           2,571,735


MULTI-ASSET ALLOCATION Fund
General Electric                                                       $286,750
Merck & Co                                                              199,325
AT&T Corp                                                               175,350
SBC Communications                                                      171,050
Bristol-Myers Squibb                                                    159,500
International Business Machines                                         148,031
Intel Corp                                                              145,800
Travelers Group                                                         133,650
Chase Manhattan                                                         131,626
Abbott Laboratories                                                     120,381

Composition of holdings is subject to change.

INVESCO Multiple Asset Funds, Inc.
Statement of Investment Securities
January 31, 1998
UNAUDITED

                                                            Shares or
                                                            Principal
Description                                                    Amount                   Value
---------------------------------------------------------------------------------------------
BALANCED Fund
COMMON STOCKS 59.86%
AEROSPACE & DEFENSE 1.36%
Northrop Grumman                                          $    20,000          $    2,452,500
                                                                               --------------
BANKS 3.32%
Bank of New York                                               35,000               1,896,563
Fleet Financial Group                                          30,500               2,184,563
Wells Fargo & Co                                                6,100               1,884,900
                                                                               --------------
                                                                                    5,966,026
                                                                               --------------
BEVERAGES 1.48%
Anheuser-Busch Cos                                             59,300               2,664,794
                                                                               --------------
CHEMICALS 0.87%
Grace (W R) & Co                                               20,000               1,571,250
                                                                               --------------
COMPUTER RELATED 5.27%
America Online*                                                30,000               2,870,625
Cisco Systems*                                                 28,500               1,797,281
CompUSA Inc*                                                   75,700               2,341,969
International Business Machines                                25,000               2,467,187
                                                                               --------------
                                                                                    9,477,062
                                                                               --------------
CONTAINERS 1.42%
Owens-Illinois Inc*                                            70,000               2,546,250
                                                                               --------------
ELECTRIC UTILITIES 2.71%
Endesa SA Sponsored ADR
   Representing Ord Shrs                                       94,000               1,803,625
New Century Energies                                           33,300               1,517,231
Unicom Corp                                                    50,000               1,550,000
                                                                               --------------
                                                                                    4,870,856
                                                                               --------------





ELECTRICAL EQUIPMENT 4.18%
Emerson Electric                                          $    41,600          $    2,516,800
General Cable                                                  60,000               2,328,750
General Electric                                               34,500               2,673,750
                                                                               --------------
                                                                                    7,519,300
                                                                               --------------
FINANCIAL 2.41%
ACNielsen Corp*                                                75,000               1,621,875
MBNA Corp                                                      87,300               2,711,756
                                                                               --------------
                                                                                    4,333,631
                                                                               --------------
FOODS 2.97%
Kellogg Co                                                     37,500               1,732,031
Ralston Purina Group                                           22,700               2,130,962
Tasty Baking                                                   80,000               1,480,000
                                                                               --------------
                                                                                    5,342,993
                                                                               --------------
HEALTH CARE DRUGS --
   PHARMACEUTICALS 8.08%
American Home Products                                         21,000               2,004,188
Bristol-Myers Squibb                                           26,000               2,591,875
Merck & Co                                                     24,000               2,814,000
Novartis AG Sponsored ADR
   Representing 1/20 Shrs                                       1,500               2,571,735
SmithKline Beecham PLC ADR
   Representing 5 Ord Shrs                                     48,000               3,027,000
Warner-Lambert Co                                              10,000               1,505,000
                                                                               --------------
                                                                                   14,513,798
                                                                               --------------
HEALTH CARE RELATED 0.96%
Tenet Healthcare*                                              50,000               1,725,000
                                                                               --------------
HOUSEHOLD PRODUCTS 2.57%
Colgate-Palmolive Co                                           29,000               2,124,250
Procter & Gamble                                               31,900               2,500,163
                                                                               --------------
                                                                                    4,624,413
                                                                               --------------
LODGING -- HOTELS 0.79%
Hilton Hotels                                                  50,000               1,415,625
                                                                               --------------





MACHINERY 1.10%
Kennametal Inc                                            $    40,000          $    1,967,500
                                                                               --------------
NATURAL GAS 0.81%
Coastal Corp                                                   25,000               1,450,000
                                                                               --------------
OFFICE EQUIPMENT & SUPPLIES 0.83%
Xerox Corp                                                     18,600               1,494,975
                                                                               --------------
OIL & GAS RELATED 4.98%
Baker Hughes                                                   44,000               1,696,750
EEX Corp*                                                     110,000                 928,125
Exxon Corp                                                     40,000               2,372,500
Phillips Petroleum                                             40,000               1,760,000
United Meridian*                                               79,500               2,186,250
                                                                               --------------
                                                                                    8,943,625
                                                                               --------------
PERSONAL CARE 1.15%
Gillette Co                                                    21,000               2,073,750
                                                                               --------------
REAL ESTATE INVESTMENT TRUST 1.17%
Boston Properties                                              59,200               2,105,300
                                                                               --------------
RETAIL 6.75%
Dayton Hudson                                                  35,000               2,517,812
Dollar General                                                 56,250               2,046,094
Federated Department Stores*                                   45,000               1,906,875
Tandy Corp                                                    103,800               4,022,250
Williams-Sonoma Inc*                                           38,500               1,638,656
                                                                               --------------
                                                                                   12,131,687
                                                                               --------------
SAVINGS & LOAN 0.84%
Ahmanson (H F) & Co                                            25,800               1,504,463
                                                                               --------------
TELECOMMUNICATIONS -- LONG DISTANCE 2.32%
Teleport Communications
   Group Class A*                                              35,500               1,981,344
WorldCom Inc*                                                  61,000               2,184,562
                                                                               --------------
                                                                                    4,165,906
                                                                               --------------





TELEPHONE 1.52%
GTE Corp                                                  $    50,000          $    2,728,125
                                                                               --------------
TOTAL COMMON STOCKS
   (Cost $89,577,107)                                                             107,588,829
                                                                               --------------
FIXED INCOME SECURITIES 33.62%
US Government Obligations 3.02%
US Treasury Notes
   6.875%, 5/15/2006
   (Cost $5,069,834)                                      $ 5,000,000               5,429,690
                                                                               --------------
US Government Agency Obligations 10.03%
Freddie Mac, Gold, Participation
   Certificates
   6.500%, 6/1/2011                                       $ 8,574,842               8,638,809
   6.500%, 9/1/2011                                       $ 8,819,876               8,885,671
Student Loan Marketing
   Association, Notes, Series CQ
   5.469%, 3/7/2001                                       $   500,000                 497,507
                                                                               --------------
   TOTAL US GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $17,409,989)                                                              18,021,987
                                                                               --------------
Corporate Bonds 20.57%
AUTOMOBILES 1.47%
Auburn Hills Trust, Deb
   Gtd Exchangeable Certificates
   12.000%, 5/1/2020                                      $ 1,000,000               1,627,870
General Motors Acceptance
   Medium-Term Notes
   6.700%, 4/25/2001                                      $ 1,000,000               1,021,441
                                                                               --------------
                                                                                    2,649,311
                                                                               --------------
ELECTRIC UTILITIES 11.72%
Boston Edison, Deb
   7.800%, 3/15/2023                                       $1,925,000               2,037,503
Carolina Power & Light
   1st Mortgage
   8.625%, 9/15/2021                                       $1,000,000               1,238,563
   6.875%, 8/15/2023                                       $1,000,000               1,000,637
DQU-II Funding, Collateral Lease
   8.700%, 6/1/2016                                        $2,000,000               2,258,839
Detroit Edison





   Secured Medium-Term Notes
   Series C, 8.300%, 1/13/2023                            $ 1,000,000          $    1,109,674
Jersey Central Power & Light
   1st Mortgage
   7.500%, 5/1/2023                                       $ 1,000,000               1,058,137
   6.750%, 11/1/2025                                      $ 1,000,000                 988,736
Metropolitan Edison
   Medium-Term Secured Notes
   Series B, 8.150%, 1/30/2023                            $ 2,000,000               2,201,267
New York State Electric & Gas, 1st
   Mortgage, 8.300%, 12/15/2022                           $ 1,500,000               1,620,471
Pacific Gas & Electric
   1st & Ref Mortgage
   Series 91A, 8.800%, 5/1/2024                           $ 1,000,000               1,272,659
   Series 92D, 8.250%, 11/1/2022                          $ 1,000,000               1,068,665
Pennsylvania Power & Light
   1st Mortgage, 8.500%, 5/1/2022                         $ 1,500,000               1,692,784
Potomac Electric Power, 1st
   Mortgage, 6.250%, 10/15/2007                           $ 1,500,000               1,527,105
South Carolina Electric & Gas, 1st
   Mortgage, 8.875%, 8/15/2021                            $ 1,750,000               1,985,429
                                                                               --------------
                                                                                   21,060,469
                                                                               --------------
ENTERTAINMENT 0.57%
Time Warner, Deb
   6.850%, 1/15/2026                                      $ 1,000,000               1,020,048
                                                                               --------------
HEALTH CARE DRUGS --
   PHARMACEUTICALS 1.04%
McKesson Corp, Sub Deb
   4.500%, 3/1/2004                                       $ 2,000,000               1,862,956
                                                                               --------------
INSURANCE 1.28%
Equitable Cos, Sr Notes
   9.000%, 12/15/2004                                     $ 2,000,000               2,306,542
                                                                               --------------
OIL & GAS RELATED 1.29%
Sun Inc, Deb, 9.375%, 6/1/2016                            $ 2,000,000               2,316,060
                                                                               --------------
PAPER & FOREST PRODUCTS 1.49%
Champion International, Deb
   6.400%, 2/15/2026                                      $ 1,000,000               1,025,170
Quno Corp, Sr Notes
   9.125%, 5/15/2005                                      $ 1,500,000               1,653,750

                                                                               --------------




                                                                               $    2,678,920
                                                                               --------------
TELECOMMUNICATIONS --
   CELLULAR & WIRELESS 0.83%
360 Communications, Sr Notes
   6.650%, 1/15/2008                                      $ 1,500,000               1,492,128
                                                                               --------------
TELEPHONE 0.88%
Frontier Corp, Notes
   7.250%, 5/15/2004                                      $ 1,500,000               1,585,852
                                                                               --------------
   TOTAL CORPORATE BONDS
   (Cost $35,666,919)                                                              36,972,286
                                                                               --------------
TOTAL FIXED INCOME SECURITIES
   (Cost $58,146,742)                                                              60,423,963
                                                                               --------------
SHORT-TERM INVESTMENTS --
   REPURCHASE AGREEMENTS 6.52%
Repurchase Agreement with
   State Street Bank & Trust Co
   dated 1/30/1998 due 2/2/1998
   at  5.530%, repurchased at
   $11,727,402 (Collateralized by
   US Treasury Bills, Discount
   Notes due 7/23/1998, value
   $11,958,375)
   (Cost $11,722,000)                                     $11,722,000              11,722,000
                                                                               --------------
TOTAL  INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost  $159,445,849)
 (Cost for Income Tax Purposes
 $159,453,292)                                                                 $  179,734,792
                                                                               ==============

MULTI-ASSET  ALLOCATION Fund
COMMON STOCKS & WARRANTS 71.74%
AEROSPACE & DEFENSE 0.67%
GenCorp Inc                                                       500          $       12,375
Northrop Grumman                                                  800                  98,100
                                                                               --------------
                                                                                      110,475
                                                                               --------------





AIR FREIGHT 0.46%
Airborne Freight                                                  300                  21,338
Expeditors International of Washington                            400                  12,450
Halter Marine Group*                                              400                   8,250
Hvide Marine Class A*                                             400                   7,350
Yellow Corp*                                                    1,000                  26,125
                                                                               --------------
                                                                                       75,513
                                                                               --------------
AIRLINES 0.34%
America West Holdings Class B*                                    600                  13,087
British Airways PLC Sponsored
   ADR Representing 10 Ord Shrs                                   500                  42,125
                                                                               --------------
                                                                                       55,212
                                                                               --------------
AUTO PARTS 0.78%
Arvin Industries                                                  800                  27,600
Borg-Warner Automotive                                          1,600                  85,700
Detroit Diesel*                                                   800                  15,400
                                                                               --------------
                                                                                      128,700
                                                                               --------------
AUTOMOBILES 0.90%
Chrysler Corp                                                   3,100                 107,919
Volvo AB Sponsored ADR
   Representing Class B Shrs                                    1,500                  40,500
                                                                               --------------
                                                                                      148,419
                                                                               --------------
BANKS 6.29%
Banco Santander SA Sponsored
   ADR Representing Ord Shrs                                    1,500                  52,031
BankAmerica Corp                                                1,400                  99,487
CCB Financial                                                     100                  10,219
Chase Manhattan                                                 1,228                 131,626
Citicorp                                                          700                  83,300
Cullen Frost Bankers                                              300                  16,462
Den Danske Bank ADR
   Representing Ord Shrs                                          500                  66,752
Deutsche Bank AG Sponsored
   ADR Representing Ord Shrs                                      700                  45,530
Development Bank of Singapore Ltd
   Sponsored ADR Representing
   4 Ord Shrs                                                   1,200                  29,913





First American                                                    800          $       35,850
HSBC Holdings PLC Sponsored
   ADR Representing 10 Ord Shrs                                   200                  44,324
Imperial Bancorp*                                                 400                  18,425
Istituto Mobiliare Italiano SpA
   Sponsored ADR Representing
   3 Shrs                                                       1,400                  57,400
KeyCorp                                                           600                  39,000
Magna Group                                                       800                  36,050
National Australia Bank Ltd
   Sponsored ADR Representing
   5 Ord Shrs                                                     800                  55,200
Riggs National                                                    400                  10,275
Societe Generale Sponsored
   ADR Representing 1/5 Ord Shrs                                2,000                  52,009
Southtrust Corp                                                 1,900                 107,231
TR Financial                                                      400                  11,900
US Trust                                                          200                  11,875
Vermont Financial Services                                        200                   5,438
Webster Financial                                                 300                  18,281
                                                                               --------------
                                                                                    1,038,578
                                                                               --------------
BEVERAGES 0.61%
Canandaigua Brands Class A*                                       300                  16,012
Coca-Cola Co                                                      800                  51,800
Kirin Brewery Ltd ADR
   Representing 10 Ord Shrs                                       400                  33,200
                                                                               --------------
                                                                                      101,012
                                                                               --------------
BROADCASTING 0.32%
Carlton Communications PLC
   Sponsored ADR Representing
   5 Ord Shrs                                                   1,500                  52,688
                                                                               --------------
BUILDING MATERIALS 0.56%
Cemex SA de CV Sponsored ADR
   Representing 2 Series B Shrs*                                3,000                  25,390
Centex Construction Products                                      500                  15,375
Southdown Inc                                                     400                  25,225
TJ International                                                  300                   7,388
Texas Industries                                                  400                  19,575
                                                                               --------------
                                                                                       92,953
                                                                               --------------





CABLE 0.21%
CableVision Systems Class A*                                      400          $       35,350
                                                                               --------------
CHEMICALS 1.99%
Akzo Nobel NV Sponsored ADR
   Representing 0.5 Ord Shrs                                      700                  63,438
Bayer AG Sponsored ADR
   Representing Ord Shrs                                        1,000                  37,582
Dexter Corp                                                       500                  20,406
du Pont (E I) de Nemours                                        1,800                 101,925
Fuller (H B) Co                                                   500                  26,250
Morton International                                            1,100                  36,300
Rohm & Haas                                                       500                  42,875
                                                                               --------------
                                                                                      328,776
                                                                               --------------
COMMUNICATIONS --
   EQUIPMENT & MANUFACTURING 0.16%
Comverse Technology*                                              260                   8,759
Tekelec*                                                          400                  12,975
World Access*                                                     200                   5,075
                                                                               --------------
                                                                                       26,809
                                                                               --------------
COMPUTER RELATED 3.65%
Activision Inc*                                                 1,100                  15,675
BancTec Inc*                                                    1,000                  25,562
CHS Electronics*                                                  500                  10,031
Compaq Computer                                                 1,500                  45,094
Computer Horizons*                                                200                   8,369
Computer Task Group                                               200                   7,500
Data General*                                                     500                   7,719
Dell Computer*                                                    900                  89,494
Hyperion Software*                                                300                  12,112
International Business Machines                                 1,500                 148,031
Manugistics Group*                                                400                  16,150
Microsoft Corp*                                                   800                 119,350
Networks Associates*                                            1,000                  54,000
SMART Modular Technologies*                                       600                  17,194
Symantec Corp*                                                    400                   9,450
Systems & Computer Technology*                                    400                  16,700
                                                                               --------------
                                                                                      602,431
                                                                               --------------





CONSUMER FINANCE 0.25%
American Express                                                  500          $       41,844
                                                                               --------------
DISTRIBUTION 0.53%
Arrow Electronics*                                              2,700                  87,412
                                                                               --------------
ELECTRIC UTILITIES 1.82%
Central Louisiana Electric                                        400                  12,425
CILCORP Inc                                                       300                  13,425
Commonwealth Energy System SBI                                    400                  13,750
Endesa SA Sponsored ADR
   Representing Ord Shrs                                        2,000                  38,375
GPU Inc                                                         1,100                  43,244
Hawaiian Electric Industries                                      300                  11,719
MidAmerican Energy Holdings                                     2,400                  49,650
Minnesota Power & Light                                           200                   7,900
PacifiCorp                                                      1,800                  41,738
PowerGen PLC Sponsored ADR
   Representing 4 Ord Shrs                                      1,000                  55,188
SIGCORP Inc                                                       450                  12,853
                                                                               --------------
                                                                                      300,267
                                                                               --------------
ELECTRICAL EQUIPMENT 2.48%
C&D Technologies                                                  100                   4,887
General Electric                                                3,700                 286,750
Hitachi Ltd Sponsored ADR
   Representing 10 Shrs                                           600                  48,150
Kyocera Corp Sponsored ADR
   Representing 2 Shrs                                            350                  38,675
Matsushita Electric Industrial
   Ltd Sponsored ADR
   Representing 10 Shrs                                           200                  30,788
                                                                               --------------
                                                                                      409,250
                                                                               --------------
ELECTRONICS 0.65%
Brown & Sharpe Manufacturing Class A*                             700                   7,219
SCI Systems*                                                    2,300                 100,050
                                                                               --------------
                                                                                      107,269
                                                                               --------------
ELECTRONICS -- SEMICONDUCTOR 1.23%
Burr-Brown Corp*                                                  300                  10,631
DSP Group*                                                        400                   8,950





Dallas Semiconductor                                              800          $       37,800
Intel Corp                                                      1,800                 145,800
                                                                               --------------
                                                                                      203,181
                                                                               --------------
ENGINEERING & CONSTRUCTION 0.05%
Stone & Webster                                                   200                   7,750
                                                                               --------------
FOODS 2.49%
Associated British Foods PLC
   ADR Representing Ord Shrs                                    6,000                  59,105
Dean Foods                                                      2,000                 114,750
Dole Food                                                       2,300                 106,950
Nestle SA Sponsored ADR
   Representing 1/20 Registered Shrs                              900                  71,815
Smithfield Foods*                                                 400                  13,350
Unilever NV New York Shrs                                         800                  45,650
                                                                               --------------
                                                                                      411,620
                                                                               --------------
GAMING 0.04%
Anchor Gaming*                                                    100                   5,750
                                                                               --------------
GOLD & PRECIOUS METALS MINING 0.32%
Rio Tinto Ltd Sponsored ADR
   Representing 4 Ord Shrs                                      1,000                  53,061
                                                                               --------------
HEALTH CARE DRUGS --
   PHARMACEUTICALS 5.37%
Abbott Laboratories                                             1,700                 120,381
Agouron Pharmaceuticals*                                          500                  17,375
ALPHARMA Inc Class A                                              700                  14,394
Astra AB Sponsored ADR
   Representing Series A Shrs                                   3,500                  63,438
Bindley Western Industries                                        500                  13,969
Bristol-Myers Squibb                                            1,600                 159,500
Carter-Wallace Inc                                              1,100                  18,425
Glaxo Wellcome PLC Sponsored
   ADR Representing 2 Ord Shrs                                  1,000                  53,813
Johnson & Johnson                                               1,400                  93,713
Merck & Co                                                      1,700                 199,325
Novartis AG Sponsored ADR
   Representing 1/20 Shrs                                         700                  60,007




Novo-Nordisk A/S Sponsored ADR
   Representing 0.5 Class B Shrs                                  900          $       64,575
Perrigo Co*                                                       700                   8,138
                                                                               --------------
                                                                                      887,053
                                                                               --------------
HEALTH CARE RELATED 2.02%
ATL Ultrasound*                                                   700                  29,050
Arterial Vascular Engineering*                                    200                  14,700
Cooper Cos*                                                       200                   9,925
Hillenbrand Industries                                          1,000                  51,250
Hooper Holmes                                                     600                   8,700
Integrated Health Services                                        800                  22,900
NovaCare Inc*                                                     600                   7,500
PAREXEL International*                                            300                  10,350
Safeskin Corp*                                                  1,800                 101,813
Sun Healthcare Group*                                             900                  16,763
Trigon Healthcare*                                              1,200                  29,850
Universal Health Services Class B*                                400                  18,650
West Co                                                           400                  12,225
                                                                               --------------
                                                                                      333,676
                                                                               --------------
HOMEBUILDING 0.30%
Nortek Inc*                                                       300                   7,781
Pulte Corp                                                        700                  29,838
US Home*                                                          300                  11,381
                                                                               --------------
                                                                                       49,000
                                                                               --------------
HOUSEHOLD FURNITURE
   & APPLIANCES 1.05%
Ethan Allen Interiors                                             800                  38,300
Furniture Brands International*                                 1,000                  25,812
Miller (Herman) Inc                                             1,900                 109,962
                                                                               --------------
                                                                                      174,074
                                                                               --------------
HOUSEHOLD PRODUCTS 0.57%
Procter & Gamble                                                1,200                  94,050
                                                                               --------------
INSURANCE 3.50%
ACE Ltd                                                         1,000                  93,063
CIGNA Corp                                                        500                  84,781
Commerce Group                                                    200                   6,512
Frontier Insurance Group                                          880                  21,010
Guarantee Life                                                    600                  16,575





Horace Mann Educators                                             600          $       19,275
ING Groep NV Sponsored ADR
   Representing Ord Shrs                                        1,000                  45,625
Life Re                                                           200                  12,300
Loews Corp                                                      1,100                 109,794
Orion Capital                                                     500                  22,281
Presidential Life                                                 700                  12,513
Travelers Group                                                 2,700                 133,650
                                                                               --------------
                                                                                      577,379
                                                                               --------------
INVESTMENT BANK/BROKER FIRM 0.83%
Bear Stearns                                                    2,600                 108,712
Dain Rauscher                                                     500                  28,375
                                                                               --------------
                                                                                      137,087
                                                                               --------------
IRON & STEEL 0.69%
USX-US Steel Group                                              3,400                 113,475
                                                                               --------------
LEISURE TIME 0.04%
Carmike Cinemas Class A*                                          200                   6,012
                                                                               --------------
LODGING -- HOTELS 0.05%
Bristol Hotels*                                                   300                   7,537
                                                                               --------------
MACHINERY 0.67%
Asyst Technologies*                                               400                   9,150
Graco Inc                                                         600                  25,087
Manitowoc Co                                                      450                  15,300
Terex Corp*                                                       600                  12,638
Timken Co                                                       1,500                  48,375
                                                                               --------------
                                                                                      110,550
                                                                               --------------
MANUFACTURING 0.49%
RWE AG Sponsored ADR
   Representing Ord Shrs                                        1,000                  55,935
Robbins & Myers                                                   600                  18,750
Tredegar Industries                                               100                   6,431
                                                                               --------------
                                                                                       81,116
                                                                               --------------
NATURAL GAS 0.84%
Coastal Corp                                                    1,200                  69,600





MCN Corp                                                        1,100          $       40,700
New Jersey Resources                                              400                  14,200
ONEOK Inc                                                         400                  13,675
                                                                               --------------
                                                                                      138,175
                                                                               --------------
OFFICE EQUIPMENT & SUPPLIES 0.09%
United Stationers*                                                300                  14,438
                                                                               --------------
OIL & GAS RELATED 4.44%
Amoco Corp                                                        700                  56,962
Cliffs Drilling*                                                  400                  16,900
Cooper Cameron*                                                   800                  41,150
Elf Aquitaine SA Sponsored ADR
   Representing 0.5 Ord Shrs                                      600                  33,938
Energen Corp                                                      400                  15,600
Exxon Corp                                                      1,400                  83,037
HS Resources*                                                     600                   8,437
Marine Drilling*                                                  600                  10,800
Maverick Tube*                                                    400                   8,675
Mobil Corp                                                      1,400                  95,375
Newpark Resources*                                                900                  14,625
Norsk Hydro A/S Sponsored ADR
   Representing Ord Shrs                                          800                  36,000
Phillips Petroleum                                              2,200                  96,800
Repsol SA Sponsored ADR
   Representing Ord Shrs                                        1,000                  42,688
Royal Dutch Petroleum New York
   Registry 1.25 Gldr Shrs                                      1,000                  51,250
St Mary Land & Exploration                                        300                  10,125
Smith International*                                            1,400                  69,475
Veritas DGC*                                                      800                  29,550
YPF SA Sponsored ADR
   Representing Class D Shrs                                      400                  12,175
                                                                               --------------
                                                                                      733,562
                                                                               --------------
PERSONAL CARE 0.08%
Rexall Sundown*                                                   400                  13,825
                                                                               --------------
PHOTOGRAPHY & IMAGING 0.38%
Fuji Photo Film Ltd ADR                                         1,500                  62,813
                                                                               --------------
PUBLISHING 0.79%
Central Newspapers Class A                                        800                  51,400





Consolidated Graphics*                                            300          $       12,244
Gannett Co                                                        800                  48,400
Media General Class A                                             400                  18,200
                                                                               --------------
                                                                                      130,244
                                                                               --------------
REAL ESTATE INVESTMENT TRUST 11.01%
American General Hospitality                                    2,400                  66,150
Apartment Investment &
   Management Class A                                             900                  33,412
Arden Realty Group                                              2,000                  56,500
Bedford Property Investors                                      2,000                  42,375
CBL & Associates Properties                                     2,600                  64,187
Chelsea GCA Realty                                                400                  15,250
EastGroup Properties SBI                                        1,200                  25,200
Equity Office Properties Trust SBI                              2,531                  76,731
Equity Residential Properties Trust SBI                         1,400                  71,575
Essex Property Trust                                            1,900                  65,431
Excel Realty Trust                                                900                  28,800
FelCor Suite Hotels                                             1,300                  48,506
First Industrial Realty Trust                                     700                  25,112
Gables Residential Trust SBI                                    1,400                  38,237
General Growth Properties                                         700                  25,725
Healthcare Realty Trust                                           600                  17,962
Highwoods Properties                                            1,100                  39,806
JP Realty                                                         600                  14,587
Kimco Realty                                                    1,550                  53,475
Koger Equity                                                    3,100                  70,525
Liberty Property Trust SBI                                      3,100                  84,087
MGI Properties                                                  1,900                  47,500
Mack-Cali Realty                                                1,500                  60,469
Merry Land & Investment                                         1,800                  41,513
Oasis Residential                                               1,100                  24,063
Pan Pacific Retail Properties                                     700                  15,400
Patriot American Hospitality                                    2,698                  69,136
Prentiss Properties Trust                                       2,700                  73,575
Price REIT                                                      1,200                  53,250
Prime Group Realty Trust                                        1,300                  26,650
Public Storage                                                  1,100                  36,163
Security Capital Industrial Trust SBI                             763                  19,504
Shurgard Storage Centers Class A                                1,800                  51,413
Simon DeBartolo Group                                           1,300                  43,144
Smith (Charles E) Residential Realty                            1,300                  45,013
Starwood Hotels & Resorts Trust                                   900                  48,938




Sun Hung Kai Properties Ltd
   Sponsored ADR Representing Ord Shrs                          5,500          $       28,216
Sunstone Hotel Investors                                        2,500                  42,031
Tower Realty Trust                                              1,400                  35,525
TriNet Corporate Realty Trust                                     800                  31,300
Vornado Realty Trust SBI                                          600                  27,300
Weeks Corp                                                      1,100                  34,306
                                                                               --------------
                                                                                    1,818,042
                                                                               --------------
REAL ESTATE RELATED 0.40%
Kilroy Realty                                                   1,600                  45,600
Parkway Properties                                                600                  20,475
Security Capital Group
Warrants (Exp 1998)*                                               35                     123
                                                                               --------------
                                                                                       66,198
                                                                               --------------
RESTAURANTS 0.44%
Brinker International*                                            800                  13,400
CKE Restaurants                                                   935                  41,315
ShowBiz Pizza Time*                                               700                  17,238
                                                                               --------------
                                                                                       71,953
                                                                               --------------
RETAIL 2.10%
Ames Department Stores*                                         1,300                  18,687
Bon-Ton Stores*                                                   200                   2,800
Cash America International                                        700                   8,312
Costco Cos*                                                     2,300                  99,762
Federated Department Stores*                                    1,500                  63,562
Footstar Inc*                                                     400                  10,700
Lands' End*                                                       200                   7,862
Paul Harris Stores*                                               300                   2,588
Pier 1 Imports                                                  1,050                  24,544
TJX Cos                                                         3,200                 108,400
                                                                               --------------
                                                                                      347,217
                                                                               --------------
SAVINGS & LOAN 0.59%
Astoria Financial                                                 700                  35,962
Downey Financial                                                  100                   2,812
FirstFed Financial*                                               300                  10,537
ONBANCorp Inc                                                     200                  13,950
Peoples Heritage Financial Group                                  300                  12,900
Sovereign Bancorp                                                 800                  14,900
WSFS Financial*                                                   300                   6,000

                                                                                --------------
                                                                                       97,061
                                                                                --------------




SERVICES 1.10%
Caribiner International*                                          700          $       22,050
Cendant Corp*                                                   2,403                  81,405
DeVRY Inc*                                                        600                  18,150
G&K Services Class A                                              700                  29,575
Gerber Scientific                                                 400                   7,250
Norrell Corp                                                      800                  15,900
True North Communications                                         300                   7,444
                                                                               --------------
                                                                                      181,774
                                                                               --------------
SPECIALTY PRINTING 0.23%
Dai Nippon Printing Ltd ADR
   Representing 10 Ord Shrs                                       200                  37,066
TELECOMMUNICATIONS --
   CELLULAR & WIRELESS 0.37%
Brightpoint Inc*                                                  800                  13,450
CellStar Corp*                                                    700                  13,912
Centennial Cellular Class A*                                      600                  12,600
PriCellular Corp Class A*                                         500                   5,844
Spectrian Corp*                                                   900                  15,750
                                                                               --------------
                                                                                       61,556
                                                                               --------------
TELECOMMUNICATIONS --
   LONG DISTANCE 2.25%
AT&T Corp                                                       2,800                 175,350
British Telecommunications PLC
   Sponsored ADR Representing
   10 Ord Shrs                                                    800                  76,300
MasTec Inc*                                                       200                   6,413
Portugal Telecom SA Sponsored
   ADR Representing Ord Shrs                                    1,000                  50,875
Premiere Technologies*                                            300                   7,500
Telecom Italia SpA Sponsored
   ADR Representing 10 Shrs                                       800                  55,500
                                                                               --------------
                                                                                      371,938
                                                                               --------------
TELEPHONE 1.45%
SBC Communications                                              2,200                 171,050
Telefonica de Espana SA





   Sponsored ADR Representing
   3 Ord Shrs                                                     700          $       68,338
                                                                               --------------
                                                                                      239,388
                                                                               --------------
TEXTILE -- APPAREL
   MANUFACTURING 1.05%
Jones Apparel Group*                                            2,500                 108,750
Kellwood Co                                                       300                   9,113
Nautica Enterprises*                                              300                   8,400
Oxford Industries                                                 200                   6,000
Unifi Inc                                                       1,000                  41,000
                                                                               --------------
                                                                                      173,263
                                                                               --------------
TEXTILE -- HOME FURNISHINGS 0.21%
Interface Inc Class A                                             400                  14,150
Springs Industries Class A                                        400                  21,050
                                                                               --------------
                                                                                       35,200
                                                                               --------------
TOBACCO 0.58%
Philip Morris                                                   1,400                  58,100
Standard Commercial*                                              400                   6,550
Universal Corp                                                    800                  30,950
                                                                               --------------
                                                                                       95,600
                                                                               --------------
TOYS 0.32%
Nintendo Co Ltd ADR
   Representing 1/8 Shrs                                        4,000                  52,000
                                                                               --------------
TRUCKERS 0.64%
CNF Transportation                                              2,300                 105,081
                                                                               --------------
TOTAL COMMON STOCKS & WARRANTS
   (Cost $9,765,121)                                                               11,841,723
                                                                               --------------
PREFERRED STOCKS 0.43%
REAL ESTATE INVESTMENT TRUST 0.43%
Home Ownership Funding
   13.331%^^, Stepdown Pfd^                                        40                  39,600
Tier I Properties
   11.095%^^, Stepdown Pfd^                                        30                  31,275
                                                                               --------------

                                                                                       70,875
                                                                               --------------



TOTAL PREFERRED STOCKS
   (Cost $70,000)
FIXED INCOME SECURITIES 17.22%
US Government Obligations 4.41%
US Treasury Bonds 7.875%, 2/15/2021                       $   310,000          $      386,144
US Treasury Notes 7.500%, 11/15/2001                      $   225,000                 241,031
   6.250%, 5/31/1999                                      $   100,000                 101,094
                                                                               --------------
   TOTAL US GOVERNMENT OBLIGATIONS
   (Cost $701,950)                                                                    728,269
                                                                               --------------
US Government Agency Obligations 5.22%
Federal Home Loan Bank
   6.150%, 11/5/1999                                      $   100,000                 100,057
Freddie Mac, Gold Participation
   Certificates
   9.000%, 1/1/2005                                       $    20,948                  21,748
   9.000%, 1/1/2007                                       $    24,610                  25,515
   8.000%, 8/1/2017                                       $    28,752                  29,674
Fannie Mae, Gtd Pass-Through Certificates
   9.000%, 12/1/2006                                      $    65,250                  68,020
   9.000%, 8/1/2007                                       $    49,417                  51,514
   7.000%, 1/1/2028                                       $   199,708                 202,579
   6.500%, 9/1/2027                                       $    69,094                  68,782
   6.000%, 4/1/2024                                       $    42,541                  41,602
Fannie Mae, Gtd REMIC
   Pass-Through Certificates
   7.500%, 11/25/2006                                     $    75,000                  77,241
   6.000%, 2/25/2013 ~~                                   $   100,000                  99,125
Government National Mortgage
   Association I, REMIC Pass-Through
   Certificates, 7.000%, 1/16/2007                        $    75,000                  75,785
                                                                               --------------
   TOTAL US GOVERNMENT
    AGENCY OBLIGATIONS
    (Cost $ 853,711)                                                                  861,642
                                                                               --------------
Asset-Backed Securities 1.08%
CONSUMER FINANCE 1.08%
Advanta Mortgage Loan Trust, Notes,
   Series 1997-4, Class A4
   6.660%, 3/25/2022                                      $   100,000                 101,421
FirstPlus Home Loan Trust, Notes
   Series 1997-4, Class A4
   6.570%, 4/10/2013                                      $    75,000                  76,375


TOTAL ASSET-BACKED SECURITIES
   (Cost $ 174,823)
                                                                               --------------
                                                                                      177,796
                                                                               --------------






Mortage-Backed Securities 1.06%
CONSUMER FINANCE 0.60%
Contimortgage Home Equity Loan Trust,
   Pass-Through Certificates,
   Series 1997-2 Class A2,
   6.400%, 1/15/2012                                      $   100,000          $       99,909
                                                                               --------------
FINANCIAL 0.46%
IMC Home Equity Loan Trust Pass-Through
   Certificates Series 1997-3, Class A3
   6.710%, 1/20/2012                                      $    75,000                  75,708
                                                                               --------------
   TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $ 174,909)                                                                   175,617
                                                                               --------------
Corporate Bonds 5.45%
AUTOMOBILES 0.46%
General Motors Acceptance Medium-Term Notes
   6.400%, 5/19/1999                                      $    75,000                  75,464
                                                                               --------------
COMMUNICATIONS -- EQUIPMENT &
   MANUFACTURING 0.59%
Motorola Inc, Deb 8.400%, 8/15/2031                       $    75,000                  96,745
                                                                               --------------
CONSUMER FINANCE 0.36%
Beneficial Corp, Deb 8.400%, 5/15/2008                    $    50,000                  58,974
                                                                               --------------
FINANCIAL 1.48%
Associates Corp of North America,
   Sr Notes, 7.750%, 2/15/2005                            $   100,000                 109,377
Commercial Credit, Notes
   6.625%, 6/1/2015                                       $    75,000                  76,783
   General Electric Capital Medium-Term
   Step-Up Notes++
   5.800%, 4/1/2008                                       $    50,000                  58,448
                                                                               --------------
                                                          $                           244,608
                                                                               --------------
INVESTMENT BANK/BROKER FIRM 0.30%
Bear Stearns, Sr Notes
   6.250%, 12/1/2000                                      $    50,000                  50,422
                                                                               --------------




REAL ESTATE INVESTMENT TRUST 0.89%
Kimko Realty, Medium-Term
   Notes, 7.060%, 7/14/2009                               $    50,000          $       52,840
Spieker Properties LP, Notes
   7.125%, 12/1/2006                                      $    50,000                  51,760
Weingarten Realty Investors
   Series A, Medium-Term Notes
   6.900%, 11/24/2008                                     $    40,000                  42,081
                                                                               --------------
                                                                                      146,681
                                                                               --------------
TELECOMMUNICATIONS -- 0.30%
   LONG DISTANCE
BellSouth Telecommunications
   Deb, 5.850%, 11/15/2045                                $    50,000                  50,422
                                                                               --------------
TELEPHONE 1.07% GTE Corp, Deb
   10.250%, 11/1/2020                                     $    50,000                  57,071
   7.510%, 4/1/2009                                       $    40,000                  43,532
US WEST Capital Funding, Notes
   6.310%, 11/1/2005                                      $    75,000                  75,571
                                                                               --------------
                                                                                      176,174
                                                                               --------------
   TOTAL CORPORATE BONDS
   (Cost $ 865,375)                                                                   899,490
                                                                               --------------
TOTAL FIXED INCOME SECURITIES
   (Cost $2,770,768)                                                                2,842,814
                                                                               --------------
SHORT-TERM INVESTMENTS --
   REPURCHASE AGREEMENTS 10.61%
Repurchase  Agreement  with
   State Street Bank & Trust Co
   dated 1/30/1998 due 2/2/1998
   at 5.530%,  repurchased at
   $1,752,807 (Collateralized by
   US Treasury Bonds due
   11/15/2015 at 9.875%, value
   $1,793,462)
   (Cost $1,752,000)                                      $ 1,752,000               1,752,000
                                                                               --------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $14,357,889)
   (Cost for Income Tax Purposes
   $14,361,320)                                                                $   16,507,412
                                                                               ==============


*  Security is non-income producing.

^^ Security is a perpetual stepdown. Step down securities are obligations which decrease the interest payment rate at a specific point in time. Rate shown reflects current rate which will step down at a future date.

^ Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale to institutional investors.

~  Security is a To-Be-Announced (TBA) Security.

++ Step up bonds are obligations which increase the interest payment rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

See Notes to Financial Statements

INVESCO Multiple Asset Funds, Inc.
Statement of Assets and Liabilities
January 31, 1998
UNAUDITED

                                                             Balanced             Multi-Asset
                                                                 Fund         Allocation Fund
                                                         ------------------------------------
ASSETS
Investment Securities:
   At Cost~                                              $159,445,849             $14,357,889
                                                         ====================================
   At Value~                                             $179,734,792             $16,507,412
Cash                                                              639                     208
Receivables:
   Investment Securities Sold                               2,825,179                 573,866
   Fund Shares Sold                                           245,082                  54,036
   Dividends and Interest                                     949,520                  27,605
Prepaid Expenses and Other Assets                              44,280                  61,314
                                                         ------------------------------------
TOTAL ASSETS                                              183,799,492              17,224,441
                                                         ------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                               15,124                   1,415
   Investment Securities Purchased                          5,349,192                 380,203
   Fund Shares Repurchased                                    361,983                  78,851
Accrued Distribution Expenses                                  35,512                   3,385
Accrued Expenses and Other Payables                            21,719                  13,648
                                                         ------------------------------------
TOTAL LIABILITIES                                           5,783,530                 477,502
                                                         ------------------------------------
Net Assets at Value                                      $178,015,962             $16,746,939
                                                         ====================================
NET ASSETS
Paid-in Capital*                                         $158,373,414             $14,354,696
Accumulated Undistributed
   (Distributions in Excess of)
   Net Investment Income                                       14,518                 (1,417)
Accumulated Undistributed Net
   Realized Gain (Loss) on
   Investment Securities and
   Foreign Currency Transactions                            (660,989)                 244,137
                                                         ------------------------------------
Net Appreciation of Investment





   Securities and Foreign Currency
   Transactions                                            20,289,019               2,149,523
                                                         ------------------------------------
Net Assets at Value                                      $178,015,962             $16,746,939
                                                         ====================================
Shares Outstanding                                         12,174,467               1,334,267
Net Asset Value, Offering and
Redemption Price per Share                                     $14.62                  $12.55
                                                         ====================================


~ Investment securities at cost and value at January 31, 1998 include repurchase
  agreements  of  $11,722,000   and  $1,752,000 for Balanced  and  Multi-Asset
  Allocation Funds, respectively.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO Multiple Asset Funds, Inc.
Statement of Operations
Six Months Ended January 31, 1998
UNAUDITED

                                                             Balanced             Multi-Asset
                                                                 Fund         Allocation Fund
INVESTMENT INCOME                                        ------------------------------------
INCOME
Dividends                                                $    589,361             $   130,952
Interest                                                    2,325,060                 136,184
   Foreign Taxes Withheld                                     (6,587)                 (2,823)
                                                         ------------------------------------
   TOTAL INCOME                                             2,907,834                 264,313
EXPENSES
Investment Advisory Fees                                      508,528                  61,855
Distribution Expenses                                         211,907                  20,618
Transfer Agent Fees                                           217,576                  30,422
Administrative Fees                                            17,713                   6,237
Custodian Fees and Expenses                                     4,376                   7,188
Directors' Fees and Expenses                                    9,888                   5,035
Professional Fees and Expenses                                 13,333                   7,717
Registration Fees and Expenses                                 37,653                  17,404
Reports to Shareholders                                        28,857                   2,887
Other Expenses                                                  6,726                   1,994
                                                         ------------------------------------
   TOTAL EXPENSES                                           1,056,557                 161,357
   Fees and Expenses Absorbed by
     Investment Adviser                                       (1,934)                (35,153)
   Fees and Expenses Paid Indirectly                          (2,853)                 (2,560)
                                                         ------------------------------------
   NET EXPENSES                                             1,051,770                 123,644
                                                         ------------------------------------
NET INVESTMENT INCOME                                       1,856,064                 140,669
                                                         ------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                             4,876,828                 825,040
Change in Net Appreciation of
   Investment Securities and Foreign
   Currency Transactions                                    (186,607)               (347,594)
                                                         ------------------------------------
NET GAIN ON INVESTMENT SECURITIES                           4,690,221                 477,446

                                                         ------------------------------------
Net Increase in Net Assets from
   Operations                                            $  6,546,285             $   618,115
                                                         ====================================

See Notes to Financial Statements


INVESCO Multiple Asset Funds, Inc.
Statement of Changes in Net Assets

                                                                               Balanced                         Multi-Asset
                                                                                   Fund                     Allocation Fund
                                                         -------------------------------     ------------------------------
                                                           Six Months                          Six Months
                                                                Ended        Year Ended            Ended         Year Ended
                                                           January 31           July 31        January 31           July 31
                                                         -------------------------------     ------------------------------
                                                              1998              1997              1998              1997
                                                         UNAUDITED                           UNAUDITED
OPERATIONS
Net Investment Income                                    $  1,856,064         3,268,902      $    140,669       $   294,219
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                             4,876,828        12,406,672           825,040         1,555,676
Change in Net Appreciation of
   Investment Securities and Foreign
   Currency Transactions                                    (186,607)        19,416,347         (347,594)         1,745,166
                                                         ------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          6,546,285        35,091,921           618,115         3,595,061
                                                         ------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                     (1,989,596)       (3,256,031)         (152,941)         (292,965)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                     (17,002,467)       (7,920,456)       (1,829,971)         (828,800)
                                                         -------------------------------     ------------------------------
TOTAL DISTRIBUTIONS                                      (18,992,063)      (11,176,487)       (1,982,912)       (1,121,765)
                                                         -------------------------------     ------------------------------





FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                              72,992,944       157,332,062        11,649,484        42,685,783
Reinvestment of Distributions                              18,015,461        10,886,903         1,914,897         1,101,635
                                                         ------------------------------      ------------------------------
                                                           91,008,405       168,218,965        13,564,381        43,787,418
Amounts Paid for Repurchases of Shares                   (62,467,386)     (145,279,529)      (12,569,987)      (38,716,952)
                                                         ------------------------------      ------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                 28,541,019        22,939,436           994,394         5,070,466
                                                         ------------------------------      ------------------------------
Total Increase (Decrease) in Net Assets                    16,095,241        46,854,870         (370,403)         7,543,762
NET ASSETS
Beginning of Period                                       161,920,721       115,065,851        17,117,342         9,573,580
                                                         ------------------------------      ------------------------------
End of Period                                            $178,015,962      $161,920,721       $16,746,939       $17,117,342
                                                         ==============================      ==============================
Accumulated Undistributed (Distributions
   in Excess of) Net Investment Income
   Included in Net Assets at End of Period                    $14,518          $148,050          $(1,417)           $10,855
                                                         ==============================      ==============================

FUND SHARE TRANSACTIONS
Shares Sold                                                 4,671,558        10,958,657           849,301         3,446,561
Shares Issued from Reinvestment
   of Distributions                                         1,257,741           779,085           155,015            91,434
                                                         ------------------------------      ------------------------------
                                                            5,929,299        11,737,742         1,004,316         3,537,995
Shares Repurchased                                        (3,966,816)      (10,136,122)         (915,378)       (3,121,290)
                                                         ------------------------------      ------------------------------
Net Increase in Fund Shares                                 1,962,483         1,601,620            88,938           416,705
                                                         ==============================      ==============================

See Notes to Financial Statements

INVESCO Multiple Asset Funds, Inc.
Notes to Financial Statements
UNAUDITED
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Multiple Asset Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of two separate Funds: Balanced Fund and Multi-Asset Allocation Fund. The investment objectives of each Fund are to achieve a high total return on investment through capital appreciation and current income. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of incomes and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
       Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
       Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
       If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors.
       Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
       Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

B. TO-BE-ANNOUNCED SECURITIES -- To-Be-Announced ("TBA") securities held by the Fund are fully collateralized by other securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the TBA securities.
C. REPURCHASE AGREEMENTS-- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
D. DOLLAR ROLL TRANSACTIONS -- The Fund may enter into mortgage "dollar rolls" in which it sells securities for delivery in the current month and simutaneously contracts with the same counter party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. These amounts are included in interest income. The Fund maintains segregated assets, the dollar value of which meets or exceeds its obligations with respect to dollar rolls.
E.   SECURITY   TRANSACTIONS  AND  RELATED   INVESTMENT   INCOME--  Security
     transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
       The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
       The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

       Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the United States.
F. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
       To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
       Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
       Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
G.   DIVIDENDS   AND   DISTRIBUTIONS   TO   SHAREHOLDERS--   Dividends  and
     distributions   to  shareholders  are  recorded  by  the  Fund  on  the  ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
H. FORWARD FOREIGN CURRENCY CONTRACTS-- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.
I. EXPENSES --Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
       Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees and Distribution Expenses are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
         For the six months ended January 31, 1998, Fees and Expenses Paid Indirectly consisted of the following:

                                 Custodian Fees      Transfer      Distribution
    Fund                           and Expenses    Agent Fees          Expenses
    ----------------------------------------------------------------------------
    Balanced Fund                    $2,789               $44               $20
    Multi-Asset Allocation Fund       2,560                 0                 0

NOTE 2 --INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. For Balanced Fund, the fee is based on the  annual  rate of 0.60% on the first $350  million  of  average  net assets; reduced to 0.55% on the next $350 million of average net assets; and 0.50% on average net assets in excess of $700 million. For Multi-Asset Allocation Fund, the fee is based on the annual rate of 0.75% on the first $500 million of average net assets; reduced to 0.65% on the next $500 million of average net assets; and 0.50% on average net assets in excess of $1 billion.
    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of Balanced Fund are made by ITC. Effective February 4, 1998, such responsibilities were transferred to IFG. A separate Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, provides that investment decisions of Multi-Asset Allocation Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of  distribution  pursuant  to Rule  12b-1  of the Act  provides  for compensation of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of annual average net assets. For the six months ended January 31, 1998, Balanced and Multi-Asset Allocation Funds paid the Distributor $210,102 and $20,893, respectively, under the plan of distribution. Effective September 29, 1997, INVESCO Distributors, Inc., a wholly owned subsidiary of IFG, replaced IFG as Distributor.

    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Balanced Fund and IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Multi-Asset Allocation Fund.
NOTE 3 --PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 1998, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                          Purchases                   Sales
--------------------------------------------------------------------------------
Balanced Fund                              $110,919,081             $97,924,717
Multi-Asset Allocation Fund                   4,537,470               4,566,532

    The aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

Fund                                          Purchases                   Sales
--------------------------------------------------------------------------------
Balanced Fund                              $          0              $1,013,438
Multi-Asset Allocation Fund                   2,462,397               3,311,827

NOTE 4 --APPRECIATION AND DEPRECIATION. At January 31, 1998, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                      Gross             Gross               Net
Fund                           Appreciation      Depreciation      Appreciation
--------------------------------------------------------------------------------
Balanced Fund                   $21,296,867        $1,015,367       $20,281,500
Multi-Asset Allocation Fund       2,476,511           330,419         2,146,092

NOTE 5 --TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IMR.
   The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
   Pension expenses for the six months ended January 31, 1998, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     Unfunded
                                    Pension           Accrued           Pension
Fund                               Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Balanced Fund                        $1,538            $3,239            $6,914
Multi-Asset Allocation Fund             141               238               807

NOTE 6 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At January 31, 1998, there were no such borrowings.

INVESCO Multiple Asset Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                                     Six Months                                                      Period
                                                          Ended                                                       Ended
                                                     January 31                Year Ended July 31                   July 31
                                                  -------------       --------------------------------------       --------
                                                     1998                 1997           1996           1995          1994^
                                                  UNAUDITED

                                                  Balanced Fund

PER SHARE DATA
Net Asset Value --
   Beginning of Period                            $       15.86       $  13.36       $  12.08       $  10.30       $  10.00
                                                  -------------       --------------------------------------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.17           0.34           0.37           0.29           0.12
Net Gains on Securities (Both
   Realized and Unrealized)                                0.41           3.37           2.12           2.03           0.30
                                                  -------------       --------------------------------------       --------
Total from Investment Operations                           0.58           3.71           2.49           2.32           0.42
                                                  -------------       --------------------------------------       --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.19           0.34           0.37           0.29           0.12
Distributions from Capital Gains                           1.63           0.87           0.84           0.25           0.00
                                                  -------------       --------------------------------------       --------
Total Distributions                                        1.82           1.21           1.21           0.54           0.12
                                                  -------------       --------------------------------------       --------
Net Asset Value-- End of Period                   $       14.62       $  15.86       $  13.36       $  12.08       $  10.30
                                                  =============       ======================================       ========





TOTAL RETURN                                             3.99%*         29.27%         20.93%         23.18%         4.16%*

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                                      $178,016       $161,921       $115,066        $37,224         $4,252
Ratio of Expenses to Average
   Net Assets#                                          0.63%*@         1.29%@         1.29%@          1.25%         1.25%~
Ratio of Net Investment Income to
   Average Net Assets#                                   1.10%*          2.46%          3.03%          3.12%         2.87%~
Portfolio Turnover Rate                                    63%*           155%           259%           255%           61%*
Average Commission Rate Paid^^                         $0.1694*        $0.1304             --             --             --

^ From December 1, 1993,  commencement  of investment  operations,  to July 31,
  1994.

* Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
  representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended January 31, 1998, the years ended July 31, 1997, 1996, 1995 and the period ended July 31, 1994. If such expenses had been not voluntarily absorbed, ratio of expenses to average net assets would have been 0.63% (not annualized), 1.34%, 1.29%, 1.59% and 4.37% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.10% (not annualized), 2.41%, 3.03%, 2.77% and (0.25%) (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^The average commission rate paid is the total brokerage commissions paid on applicable purchase and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESCO Multiple Asset Funds, Inc.
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout Each Period)


                                                     Six Months                                                      Period
                                                          Ended                                                       Ended
                                                     January 31               Year Ended July 31                    July 31
                                                  -------------       --------------------------------------       ---------
                                                     1998                 1997           1996           1995          1994^
                                                  UNAUDITED

                                    Multi-Asset Allocation Fund
PER SHARE DATA
Net Asset Value --
   Beginning of Period                            $       13.75       $  11.55       $  10.84       $   9.68       $  10.00
                                                  -------------       --------------------------------------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.12           0.25           0.28           0.28           0.06
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          0.35           3.18           0.89           1.16         (0.32)
                                                  -------------       --------------------------------------       --------
Total from Investment Operations                           0.47           3.43           1.17           1.44         (0.26)
                                                  -------------       --------------------------------------       --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.13           0.25           0.28           0.28           0.06
Distributions from Capital Gains                           1.54           0.98           0.18           0.00           0.00
                                                  -------------       --------------------------------------       --------
Total Distributions                                        1.67           1.23           0.46           0.28           0.06
                                                  -------------       --------------------------------------       --------
Net Asset Value-- End of Period                          $12.55         $13.75         $11.55         $10.84          $9.68
                                                  =============       ======================================       ========





TOTAL RETURN                                             3.72%*         31.41%         10.96%         15.11%       (2.60%)*

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                                       $16,747        $17,117         $9,574         $7,778         $4,958
Ratio of Expenses to Average
   Net Assets#                                           0.77%@         1.55%@         1.62%@          1.50%         1.50%~
Ratio of Net Investment Income to
   Average Net Assets#                                   0.86%*          2.19%          2.43%          2.99%         2.23%~
Portfolio Turnover Rate                                    47%*            98%            92%            79%           42%*
Average Commision Rate Paid^^                          $0.0594*        $0.0555             --             --             --

^  From December 1, 1993,  commencement  of investment  operations,  to July 31,
   1994.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the six months ended January 31, 1998, the years ended July 31, 1997, 1996, 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99% (not annualized), 1.97%, 2.24%, 2.47% and 5.14% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.64% (not annualized), 1.77%, 1.81%, 2.02% and (1.41%)
   (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~  Annualized

^^ The average commision rate paid is the total brokerage commisions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

EasiVest makes it easy to pay yourself first.

   It seems that for most of us the hardest part of investing at regular intervals comes down to simply writing the check, finding the stamp, and putting it in the mail. But with INVESCO's EasiVest it's so easy that we'll do almost all the work for you.

   After you fill out the authorization and return it with a voided check, the exact dollar amount you specify will be electronically transferred from your bank account to your designated fund on the same day each month.

Using EasiVest is one of the few time when you'll find the easy way may also be one of the best.

   For years smart investors have used an investment strategy known as dollar-cost averaging. It only makes sense that when prices are high an investor will want to buy fewer shares, and when prices are low he will want to buy more. By investing a fixed amount at regular intervals with INVESCO's EasiVest, you can take advantage of these market fluctuations.

   Over a sufficient period of time, dollar-cost averaging may make the average price you pay per share less than the actual average price per share. So follow the lead of successful investors and take advantage of dollar-cost averaging with INVESCO's EasiVest.

   Like other investment systems, periodic investment plans to not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

   Just follow these simple authorization instructions and let INVESCO's EasiVest help you build for your future.

   1. Call your bank for their ABA and account numbers. Then complete the EasiVest authorization and sign it the same way you would your personal checks.

   2. Enclose an unsigned, personal check or savings deposit slip marked "Void."

   3. Place  a  voided   check  or  savings   deposit  slip  and  signed
      authorization form in an envelope; then mail it to us.

   It's that easy to start building your mutual fund portfolio. And you can take advantage of INVESCO's EasiVest with as little as $50 a month.

Questions?  Call us at 1-800-525-8085.
Start building for your future today.

EASIVEST AUTHORIZATION FOR AUTOMATIC INVESTMENTS

   Before returning this Authorization, please be sure to contact your bank for the correct ABA number and account number.

I authorize INVESCO Funds Group to transfer money from my checking or savings account on or about the 7th or 21st (check one) day of each month for the amounts and funds indicated below:

Fund--------------------------------- Acct.#------------------------------------

$------------- ($50 minimum)                    --- 7th        ---21st

--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Street Address

--------------------------------------------------------------------------------
City, State, Zip                        (           )

------------------------------------    ----------------------------------------
ABA Number (available from your bank)   Bank Phone Number

------------------------------------
Bank Account Number            This is a ---Checking Account ---Savings Account

--------------------------------------------------------------------------------
Owner's Name (First, Middle Initial, Last)

--------------------------------------------------------------------------------
Joint Owner's Name (First, Middle Initial, Last)

--------------------------------------------------------------------------------
Owner Street Address

--------------------------------------------------------------------------------
City, State, Zip

--------------------------------------------------------------------------------
Signature
                                                                          Date
--------------------------------------------------------------------------------
Signature
(          )                      (          )                            Date
--------------------------------------------------------------------------------
Daytime Telephone Number          Evening Telephone Number

Don't forget to attach a voided check or deposit slip.

This authority is to remain in effect until I revoke it in writing and, until INVESCO receives such notification, I agree INVESCO will be fully protected in honoring any such electronic debit. I further agree that if any such electronic debit is not honored, whether with cause or without cause and whether intentionally or unintentionally, INVESCO will not be liable whatsoever. This authorization will become a part of the fund application subject to the terms, representations and conditions thereof.

Like other investment systems, period investment plans do not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

INVESCO FUNDS

INVESCO Distributors, Inc.,(SM)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.